Annual Fund Operating Expenses - Retail - Vanguard Short-Term Tax-Exempt Fund	Feb. 26, 2021
Investor Shares
Operating Expenses:
Management Fees	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.17%
Admiral Shares
Operating Expenses:
Management Fees	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.09%